Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 4,399	$ 7,913		$ 8,726	[1]
Restricted cash	314	64		819	[1]
Total cash, cash equivalents and restricted cash	$ 4,713	$ 7,977	$ 3,878	$ 9,545		$ 76,105

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.